Exploration and evaluation expenditures (Details Narrative)	12 Months Ended
	Dec. 31, 2017 USD ($) ha Integer shares	Dec. 31, 2017 CAD ($) ha Integer shares	Dec. 31, 2016 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment	$ (110,000)		$ (85,000)
Acquisition cost	$ 60,000		60,000
Exploration plans, description	Since the Company did not have any substantive expenditure in the past three years, there are no current exploration plans for these properties, and they are safely held to January 2023 and March 2023, respectively, without additional work.	Since the Company did not have any substantive expenditure in the past three years, there are no current exploration plans for these properties, and they are safely held to January 2023 and March 2023, respectively, without additional work.
Impairment of exploration and evaluation assets	$ 2
Buckskin Rawhide East [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Area of exploitation unpatented lode mining claims concessions | ha	835	835
Number of unpatented lode mining claims concessions | Integer	52	52
Lease Term	20 Years	20 Years
Interest rate	100.00%	100.00%
Advance royalty payment	$ (110,000)		(85,000)
Acquisition cost
RMC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exploration activities	$ 500,000
Interest rate	100.00%	100.00%
RMC [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Original lease agreement payment	$ 175,000
Additional exploration work required under agreement, amount	175,000
RMC [Member] | Bottom of range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exploration activities end of 1 year	250,000
Additional exploration activities	250,000
RMC [Member] | 1 December 2017 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment	10,000
RMC [Member] | 1 December 2017 [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease agreement payment	25,000
RMC [Member] | 1 June 2016 [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease agreement payment	25,000
RMC [Member] | 1 September 2016 [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease agreement payment	25,000
RMC [Member] | 1 December 2016 [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease agreement payment	25,000
RMC [Member] | 1 March 2017 [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease agreement payment	25,000
RMC [Member] | 1 June 2017 [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease agreement payment	25,000
RMC [Member] | 1 September 2017 [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease agreement payment	$ 25,000
Buckskin Rawhide West [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Area of exploitation unpatented lode mining claims concessions | ha	420	420
Number of unpatented lode mining claims concessions | Integer	21	21
Advance royalty payment
Common shares issued | shares	37,500	37,500
Acquisition cost	$ 30,000		30,000
Buckskin Rawhide West [Member] | 2013 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		$ 10,000
Buckskin Rawhide West [Member] | 2014 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		10,000
Buckskin Rawhide West [Member] | 2015 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		20,000
Buckskin Rawhide West [Member] | 2016 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		30,000
Buckskin Rawhide West [Member] | 2017 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		30,000
Buckskin Rawhide West [Member] | 2018 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		$ 30,000
Koegel Property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Area of exploitation unpatented lode mining claims concessions | ha	720	720
Advance royalty payment
Common shares issued | shares	33,333	33,333
Acquisition cost	$ 30,000		$ 30,000
Koegel Property [Member] | Emgold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Area of exploitation unpatented lode mining claims concessions | ha	340	340
Number of unpatented lode mining claims concessions | Integer	17	17
Koegel Property [Member] | RHT and GEL [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Area of exploitation unpatented lode mining claims concessions | ha	380	380
Number of unpatented lode mining claims concessions | Integer	19	19
Koegel Property [Member] | 2013 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		$ 10,000
Koegel Property [Member] | 2014 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		10,000
Koegel Property [Member] | 2015 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		20,000
Koegel Property [Member] | 2016 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		30,000
Koegel Property [Member] | 2017 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		30,000
Koegel Property [Member] | 2018 [Member] | Jeremy C. Wire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment		$ 30,000
British Columbia Properties [Member] | Rozan Mineral [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Area of mineral claims acquired | ha	1,950	1,950
British Columbia Properties [Member] | Stewart mineral [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Area of mineral claims acquired | ha	5,789	5,789